Deferred Revenue	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Revenue Recognition and Deferred Revenue [Abstract]
Deferred Revenue

13. Deferred Revenue

Deferred revenue as of November 30, 2023, and year ended February 28, 2023 was $139,511 and $22,750, respectively.

Deferred revenue consists of travel deposits received from users in advance of revenue recognition. The deferred revenue balance for the periods ended November 30, 2023, and February 28, 2023 was driven by cash payments from customers in advance of satisfying our performance obligations.

14. Deferred Revenue

Deferred revenue as of the years ended February 28, 2023, and 2022 was $22,750 and $69,605, respectively.

Deferred revenue consists of travel deposits received from users in advance of revenue recognition. The deferred revenue balance for the years ended February 28, 2023 and 2022, was driven by cash payments from customers in advance of satisfying our performance obligations.